CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, net:
Revenue, net		$ 36,974	$ 40,799	$ 152,034	$ 129,556
Operating costs and expenses:
Selling, general, and administrative expense		17,942	18,423	68,264	51,566
Depreciation and amortization expense		5,365	5,015	20,352	19,709
Total operating costs and expenses		31,844	32,878	124,135	104,279
Income (loss) from operations		5,130	7,921	27,899	25,277
Other expense, net:
Interest expense, net		(182)	(573)	(1,103)	(477)
Gain (loss) on sale of property		0	69	101	127
Loss on asset disposal		(9)	0	(489)	0
Unrealized gain (loss) on equity securities		249	(33)	(255)	234
Other expense, net				(6,359)	(384)
Other income (expense), net		(1,125)	40
Total other expense, net		(1,067)	(497)	(8,105)	(500)
Income before income tax expense		4,063	7,424	19,794	24,777
Income tax expense		(937)	(1,723)	(5,046)	(3,698)
Net income		3,126	5,701	14,748	21,080
Accumulated dividends on redeemable convertible preferred stock		0	314	314	1,189
Net income available to common shareholders		$ 3,126	$ 5,387	$ 14,434	$ 19,891
Basic earnings per share		$ 0.11	$ 0.45	$ 0.67	$ 1.66
Diluted earnings per share		$ 0.11	$ 0.29	$ 0.59	$ 1.07
Basic weighted-average common shares outstanding	[1]	29,768,568	11,951,137	21,421,610	11,951,137
Diluted weighted-average common shares outstanding	[1]	29,768,568	19,677,507	25,131,024	19,677,507
Comprehensive income:
Net income		$ 3,126	$ 5,701	$ 14,748	$ 21,080
Foreign currency translation adjustment, net of tax		(511)	0	(114)	173
Net comprehensive income		2,615	5,701	14,634	21,253
Tool Rental
Revenue, net:
Revenue, net		29,966	32,276	119,239	99,018
Operating costs and expenses:
Operating costs and expenses		7,001	8,137	30,960	27,581
Product Sale
Revenue, net:
Revenue, net		7,008	8,523	32,795	30,538
Operating costs and expenses:
Operating costs and expenses		$ 1,536	$ 1,303	$ 4,559	$ 5,423

[1]	Shares of legacy redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.